Due From/(To) Related Parties (Tables)	6 Months Ended
Dec. 31, 2024
Due From/(To) Related Parties (Tables) [Line Items]
Schedule of List of Related Parties

The following is a list of the related parties with whom the Group conducted transactions during the six months ended December 31, 2024 and 2023, and their relation with the Group:

Name of the related parties	Relation with the Group
Mr. Joseph Shu Sang Law	Chairman of board of director
Mr. Tingjun Yang	Co-chief executive officer and director
Mr. Ye Tao	Co-chief executive officer
Mr. Zhiyong Lin	Chief technical officer
Ms. Hui Wang	Former chief financial officer

Schedule of Due from Related Parties
	As of December 31, 2024	As of June 30, 2024
	US$	US$
Due from related parties – current
Mr. Ye Tao	$5,936	$5,962
Ms. Hui Wang	—	25,614
Mr. Zhiyong Lin	—	437
	$5,936	$32,013

Schedule of Due To Related Party

Due from related parties represents cash advanced to these related parties to use for the Company’s operations.

	As of December 31, 2024	As of June 30, 2024
	US$	US$
Due to a related party – current
Mr. Tingjun Yang	$63,000	$—
	$63,000	$—

Due to a related party – non-current
Mr. Joseph Shu Sang Law	$85,567	$402,202
	$85,567	$402,202

Mr. Joseph Shu Sang Law [Member]
Due From/(To) Related Parties (Tables) [Line Items]
Schedule of Due To Related Party

The major related party transactions with Mr. Joseph Shu Sang Law are summarized as follows:

Amount due to
US$
Balance as of July 1, 2024	$402,202
Loan borrowed from related party	50,859
Repayment of loan to related party	(370,541)
Exchange rate translation difference	3,047
Balance as of December 31, 2024	$85,567